Income Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 11 INCOME TAXES

The Company’s foreign subsidiary is in Israel and subject to a corporate tax rate as follow: 2019 and 2019 – 23%, 2017 - 24%. December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018. As of March 31, 2019, there is approximately a net operating loss carry forward of $12,340,000 which offset taxable income for an indefinite period of time.

As of March 31, 2019, the Company has available approximately $5,719,000 of unused NOL carryforwards for federal tax purposes of which $688,000 is subject to Section 382 limitation. Net operating loss carryforwards of approximately $1,375,000, which were generated prior to March 2018 expire through 2037. The net operating loss of approximately $4,343,000 can be carried forward indefinitely. The Company also has state net operating losses in the amount of approximately $2,644,000 expiring during the years 2035 to 2039.

The Company is subject to the NOL utilization provisions of Section 382 of the Code. The effect of an ownership change would be the imposition of an annual limitation on the use of NOL carryforwards attributable to periods before the change. The amount of the annual limitation depends upon the value of the Company immediately before the change, changes to the Company’s capital during a specified period prior to the change, and the federal published interest rate.

The components of net (loss) income before the provision for income taxes are as follows:

	For the Year Ended March 31, 2019	For the Three Months March 31, 2018	For the Year Ended December 31, 2017
Domestic	$(4,475,659)	$2,935,850	$(7,469,198)
Foreign	(2,082,791)	(1,888,163)	(10,575,148)
Total	$(6,558,450)	$1,047,687	$(18,044,346)

There is no provision for income taxes because the Company has historically incurred operating losses and maintains a full valuation allowance against its net deferred tax assets. The valuation allowance increased by approximately $3,013,000 during the year ended March 31, 2019

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows:

	As of March 31, 2019	As of March 31, 2018
Net operating loss carry forward	$4,201,000	$2,909,000
Research and development tax credits	243,000
Other	120,000
Reserves and allowances - foreign	6,000	10,000
Stock-based compensation	608,000
Unrealized loss on available for sale investment	966,000
Research and development - foreign	550,000	762,000
Net deferred tax	6,694,000	3,681,000
Valuation allowance	(6,694,000)	(3,681,000)
Net deferred tax asset	$-	$-

A reconciliation of the statutory U.S. Federal rate to the Company’s effective tax rate is as follows for the year ended March 31, 2019.

Federal income tax at statutory rate	(21.00)%
State income tax, net of federal benefit	(6.62)
Permanent items	0.00
Change in valuation allowance	36.10
Research and development tax credits	(3.71)
Other	(4.77)
Effective income tax expense rate	0%

For the three months ended March 31, 2019 and for the year ended December 31, 2017, the main reconciling item between the effective tax rate is the recognition of valuation allowances in respect to deferred taxes related to accumulated operating net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

A reconciliation of the of unrecognized tax benefits related to uncertain tax positions for the year ended March 31, 2019, three months ended March 31, 2018 and for the year ended December 31, 2017 is as follows:

	Year ended March 31,2019	Three Months Ended March 31, 2018	Year ended December 31, 2017

Balance at beginning of period	$154,300	$154,300	$154,300
Additions for current year’s tax position	-	-	-

Balance at the end of period	$154,300	$154,300	$154,300

Tax years 2015 through 2019 remain open to examination by federal and state tax jurisdictions. The Company files tax returns in Israel for which tax years 2013 through 2019 remain open.